ALLIANCE GROWTH AND INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                          ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

December 28, 1998

Dear Shareholder:

This annual report provides you with an update of Alliance Growth & Income Fund's performance and market activity for the period ended October 31, 1998.

INVESTMENT PERFORMANCE
Due to the financial crises in Japan and the emerging markets, the past 12 months have been characterized by extremes in the performance of various financial instruments. Among the extremes has been the performance of value stocks, in which price tends to be low relative to earnings or book value, versus growth stocks, for which current business expectations foster higher prices for a given level of earnings. Over the last year, the S&P 500 Stock Index returned 22%, but if separated into growth and value components, the growth segment's appreciation of nearly 34% dwarfed the value portion's return of 13%. As your Fund is managed as a value fund, performance was thus lower than that of the S&P 500. Your Fund did, however, outperform its peer group average, the Lipper Growth and Income Funds Average, for both the six- and 12-month periods ended October 31, 1998.


INVESTMENT RESULTS*
Periods Ended October 31, 1998
                                  TOTAL RETURNS
                              6 MONTHS      12 MONTHS
                              --------      ---------
ALLIANCE GROWTH &
  INCOME FUND
  Class A                      -3.87%         14.70%
  Class B                      -4.25%         14.07%
  Class C                      -4.25%         14.07%

S&P 500 STOCK INDEX            -0.40%         22.01%

LIPPER GROWTH & INCOME
  FUNDS AVERAGE                -6.54%          9.88%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LIPPER GROWTH & INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 813 FUNDS FOR THE SIX-MONTH PERIOD AND 726 FUNDS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO ALLIANCE GROWTH & INCOME FUND, ALTHOUGH THE INVESTMENT POLICIES OF SOME FUNDS INCLUDED IN THE AVERAGE MAY VARY. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


PORTFOLIO STRATEGY
The emerging markets crisis reached a peak in August with the Russian debt default. The potential for financial turmoil that followed led the Federal Reserve to lower interest rates three times since September. We hope that this is the catalyst for value stocks to improve their performance as confidence returns to the markets and demand for investments broadens out beyond a small group of large capitalization stocks.

Your Fund has been consistent in its portfolio characteristics of maintaining a defensive dividend yield and price to earnings ratio, a fully invested posture, and a high degree of sector and industry diversification. We continue to seek the stocks of companies with primarily secular growth potential combined with reasonable valuation. Finally, we rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.


1


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

Thank you for your continued interest and investment in Alliance Growth & Income Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the future.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

Alliance Growth & Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and, under certain market conditions, other types of securities, including bonds, convertible bonds and preferred stocks.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      14.70%          9.97%
Five Years                    18.04%         16.99%
Ten Years                     15.20%         14.69%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      14.07%         10.12%
Five Years                    17.14%         17.14%
Since Inception*              14.55%         14.55%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      14.07%         13.08%
Five Years                    17.13%         17.13%
Since Inception*              17.02%         17.02%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT
QUARTER-END (SEPTEMBER 30, 1998)

                      CLASS A     CLASS B    CLASS C
                      -------     -------    -------
1 Year                 -4.53%      -4.68%     -1.80%
5 Years                14.90%      14.95%     14.93%
10 Years               13.97%      13.22%    *15.21%*


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


3


* For portfolio share classes that are less than 10 years old, performance results are as of the inception date. Inception dates are: 2/8/91, Class B shares; 5/3/93, Class C shares.


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ALLIANCE GROWTH & INCOME FUND
GROWTH OF A $10,000 INVESTMENT
10/31/88 TO 10/31/98

$58,000
$48,000
$38,000
$28,000
$18,000
$8,000
$10,000

S&P 500: $51,737
LIPPER GROWTH & INCOME FUNDS AVERAGE: $39,652
GROWTH &INCOME FUND CLASS A: $39,361

10/31/88    10/31/89    10/31/90    10/31/91    10/31/92    10/31/93
10/31/94    10/31/95    10/31/96    10/31/97    10/31/98

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth & Income Fund Class A shares (from 10/31/88 to 10/31/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The Lipper Growth & Income Funds Average reflects performance of 146 funds (based on the number of funds in the average from 10/31/88 to 10/31/98). These funds have generally similar investment objectives to Alliance Growth & Income Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance Growth & Income Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses.

Growth & Income Fund

Standard &Poor's 500 Stock Index

Lipper Growth &Income Funds Average


4


TEN LARGEST HOLDINGS
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                          VALUE            NET ASSETS
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                     $ 91,545,750             4.6%
Chase Manhattan Corp.                          74,481,188             3.8
Campbell Soup Co.                              73,171,406             3.7
BankAmerica Corp.                              64,904,375             3.3
Citigroup, Inc.                                63,887,344             3.2
USX-Marathon Group                             60,145,000             3.0
Philip Morris Cos., Inc.                       52,518,156             2.7
United Technologies Corp.                      51,635,025             2.6
CSC Holdings, Inc. 8.5% Series I
  cumulative convertible pfd.                  43,583,750             2.2
RJR Nabisco Holdings Corp.                     42,669,519             2.2
                                             $618,541,513            31.3%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1998
                                                         SHARES*
-------------------------------------------------------------------------------
                                                                 HOLDINGS
PURCHASES                                         BOUGHT         10/31/98
-------------------------------------------------------------------------------
Allied-Signal Inc.                                601,000         601,000
Altera Corp.                                      675,000         740,200
BankAmerica Corp.                               1,130,000       1,130,000
Bristol Myers Squibb Co.                          321,000         828,000
Campbell Soup Co.                               1,004,500       1,372,500
Consolidated Edison, Inc.                         497,000         655,300
Honeywell, Inc.                                   255,000         255,000
Royal Caribbean Cruises Ltd. 7.25% pfd.           227,000         227,000
Tenet Healthcare Corp.                          1,216,100       1,216,100
USX-Marathon Group                                560,000       1,840,000

                                                                 HOLDINGS
SALES                                              SOLD          10/31/98
-------------------------------------------------------------------------------
Cisco Systems, Inc.                               271,450              -0-
Eastman Kodak Co.                                 410,000              -0-
Federal National Mortgage Assn.                   535,600              -0-
First Data Corp.                                1,281,000              -0-
First Union Corp.                                 600,000              -0-
Home Depot, Inc.                                  394,000              -0-
Merck & Co., Inc.                                 265,800              -0-
Mobil Corp.                                       420,000              -0-
Schering-Plough Corp.                             249,000              -0-
Texaco, Inc.                                      858,000              -0-


*    Adjusted for a stock split.


5


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-91.8%
FINANCE-17.7%
BANKING - MONEY CENTER-3.8%
Chase Manhattan Corp.                         1,311,000    $  74,481,188

BANKING-4.1%
Bank One Corp.                                  320,000       15,640,000
BankAmerica Corp.                             1,130,000       64,904,375
                                                             ------------
                                                              80,544,375

BROKERAGE & MONEY MANAGEMENT-0.5%
Merrill Lynch & Co., Inc.                       180,000       10,665,000

INSURANCE-3.8%
Citigroup, Inc.                               1,357,500       63,887,344
Travelers Property Casualty Corp. Cl.A          391,900       12,026,431
                                                             ------------
                                                              75,913,775

REAL ESTATE-1.5%
AvalonBay Communities, Inc.                     149,957        4,817,368
Crescent Real Estate Equities Co.               168,700        4,228,044
Equity Office Properties Trust                  207,700        4,984,800
MeriStar Hospitality Corp.                      500,000        9,250,000
Pacific Retail Trust Co. (a)                     40,000          441,600
Public Storage, Inc.                            205,600        5,486,950
                                                             ------------
                                                              29,208,762

MISCELLANEOUS-4.0%
Associates First Capital Corp. Cl.A             235,000       16,567,500
Household International, Inc.                   774,000       28,299,375
MBNA Corp.                                      765,000       17,451,563
PMI Group, Inc.                                 352,547       17,781,589
                                                             ------------
                                                              80,100,027
                                                             ------------
                                                             350,913,127

CONSUMER STAPLES-15.4%
BEVERAGES-0.6%
Coca-Cola Enterprises, Inc.                     340,000       12,261,250

COSMETICS-3.0%
Avon Products, Inc.                             960,000       38,100,000
Gillette Co.                                    480,000       21,570,000
                                                             ------------
                                                              59,670,000

FOOD-5.8%
Campbell Soup Co.                             1,372,500       73,171,406
Coca-Cola Co.                                   325,000       21,978,125
Tyson Foods, Inc. Cl.A                          800,000       18,400,000
                                                             ------------
                                                             113,549,531

HOUSEHOLD PRODUCTS-1.2%
Colgate-Palmolive Co.                           265,000       23,419,375

TOBACCO-4.8%
Philip Morris Cos., Inc.                      1,027,250       52,518,156
RJR Nabisco Holdings Corp.                    1,493,900       42,669,519
                                                             ------------
                                                              95,187,675
                                                             ------------
                                                             304,087,831

CONSUMER SERVICES-12.5%
AIRLINES-1.5%
Delta Air Lines, Inc.                           279,000       29,451,938

APPAREL-1.0%
Nautica Enterprises, Inc. (b)                   500,000       10,375,000
Tommy Hilfiger Corp. (b)                        205,000        9,519,688
                                                             ------------
                                                              19,894,688


6


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
BROADCASTING & CABLE-1.3%
A.H. Belo Corp. Series A                        988,700    $  17,981,981
AirTouch Communications, Inc.(b)                153,700        8,607,200
                                                             ------------
                                                              26,589,181

ENTERTAINMENT & LEISURE-4.5%
CSC Holdings, Inc. 8.5% Series I cumulative
  convertible pfd.                              595,000       43,583,750
Harley-Davidson, Inc.                           500,000       19,375,000
Mirage Resorts, Inc. (b)                        320,000        5,420,000
Royal Caribbean Cruises Ltd.7.25% pfd.          227,000       20,075,312
                                                             ------------
                                                              88,454,062

PRINTING & PUBLISHING-0.9%
Donnelley (R.R.) & Sons Co.                     420,000       18,112,500

RETAIL - GENERAL MERCHANDISE-2.4%
Dayton Hudson Corp.                             924,000       39,154,500
Federated Department Stores, Inc. (b)           234,037        8,995,797
                                                             ------------
                                                              48,150,297

MISCELLANEOUS-0.9%
MediaOne Group, Inc.                            320,000       17,240,000
                                                             ------------
                                                             247,892,666

TECHNOLOGY-10.1%
COMMUNICATION EQUIPMENT-0.9%
Northern Telecom, Ltd.                          138,300        5,920,969
PairGain Technologies, Inc. (b)                 259,300        2,131,122
Tellabs, Inc. (b)                               175,000        9,619,531
                                                             ------------
                                                              17,671,622

COMPUTER HARDWARE-1.0%
Compaq Computer Corp.                           616,000       19,481,000

COMPUTER SERVICES-0.9%
Electronic Data Systems Corp.                   440,300       17,914,706

COMPUTER SOFTWARE-1.0%
Oracle Corp. (a)                                690,000       20,398,125

NETWORKING SOFTWARE-1.5%
Ascend Communications, Inc. (b)                 440,000       21,216,250
Fore Systems, Inc. (b)                          570,000        8,924,063
                                                             ------------
                                                              30,140,313

SEMI-CONDUCTOR COMPONENTS-2.2%
Altera Corp. (b)                                740,200       30,787,694
Atmel Corp. (b)                               1,084,100       12,636,540
                                                             ------------
                                                              43,424,234

MISCELLANEOUS-2.6%
Sanmina Corp. (b)                               317,900       13,073,637
Solectron Corp. (b)                             663,000       37,956,750
                                                             ------------
                                                              51,030,387
                                                             ------------
                                                             200,060,387

UTILITIES-8.6%
ELECTRIC & GAS UTILITY-4.8%
CMS Energy Corp.                                455,000       20,048,438
Consolidated Edison, Inc.                       655,300       32,846,912
FPL Group, Inc.                                 678,000       42,417,375
                                                             ------------
                                                              95,312,725


7


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
TELEPHONE UTILITY-3.8%
AT&T Corp.                                      566,682    $  35,275,954
MCI WorldCom, Inc. (b)                          726,950       40,186,705
                                                             ------------
                                                              75,462,659
                                                             ------------
                                                             170,775,384

HEALTH CARE-8.3%
BIOTECHNOLOGY-0.6%
Centocor, Inc. (b)                              251,100       11,166,103

DRUGS-4.6%
Bristol-Myers Squibb Co.                        828,000       91,545,750

MEDICAL SERVICES-3.1%
PacifiCare Health Systems, Inc. Cl.B (b)        336,500       26,478,344
Tenet Healthcare Corp. (b)                    1,216,100       33,974,794
                                                             ------------
                                                              60,453,138
                                                             ------------
                                                             163,164,991

ENERGY-7.2%
DOMESTIC INTEGRATED-3.0%
USX-Marathon Group                            1,840,000       60,145,000

DOMESTIC PRODUCERS-1.6%
Apache Corp.                                    633,000       17,921,812
Murphy Oil Corp.                                242,000        9,997,625
Union Pacific Resources Group, Inc.             209,400        2,722,200
                                                             ------------
                                                              30,641,637

OIL SERVICE-2.1%
BJ Services Co. (b)                             193,000        3,944,438
Noble Drilling Corp. (b)                      1,435,000       24,664,062
Transocean Offshore, Inc.                       330,000       12,189,375
                                                             ------------
                                                              40,797,875

MISCELLANEOUS-0.5%
AES Corp. (b)                                   253,300      $10,369,469
                                                             ------------
                                                             141,953,981

CAPITAL GOODS-4.4%
MACHINERY-0.6%
Case Corp.                                      560,000       12,320,000

MISCELLANEOUS-3.8%
Allied-Signal, Inc.                             601,000       23,401,437
United Technologies Corp.                       542,100       51,635,025
                                                             ------------
                                                              75,036,462
                                                             ------------
                                                              87,356,462

MULTI INDUSTRY COMPANIES-4.0%
Honeywell, Inc.                                 255,000       20,368,125
Tyco International, Ltd.                        680,000       42,117,500
U.S. Industries, Inc.                         1,069,200       17,441,325
                                                             ------------
                                                              79,926,950

AEROSPACE & DEFENSE-1.5%
AEROSPACE-1.5%
General Dynamics Corp.                          499,000       29,534,563

TRANSPORTATION-1.2%
RAILROADS-1.2%
Canadian Pacific, Ltd. (b)                      165,000        3,733,125
Union Pacific Capital Trust
  6.25%, 4/01/28 convertible pfd. (d)           444,000       20,424,000
                                                             ------------
                                                              24,157,125

BASIC INDUSTRY-0.9%
CHEMICALS-0.9%
Dow Chemical Co.                                180,000       16,852,500
Total Common & Preferred Stocks
  (cost $1,642,006,153)                                    1,816,675,967


8


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________


                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)           VALUE
-------------------------------------------------------------------------
CONVERTIBLE BOND-0.7%
Genzyme Corp.5.25%, 6/01/05
  (cost $11,323,508)                           $ 10,900     $ 13,529,625

COMMERCIAL PAPER-6.4%
American Express Co.
  5.07%, 11/09/98                                11,000       10,987,607
  5.12%, 11/02/98                                15,000       14,997,866
  5.13%, 11/05/98                                14,000       13,992,020
Ford Motor Credit Corp.
  4.98%, 11/03/98                                10,000        9,997,233
  5.08%, 11/06/98                                10,000        9,992,944
  5.20%, 11/16/98                                 6,500        6,485,917
Merrill Lynch & Co., Inc.
  5.11%, 11/04/98                                10,000        9,995,742
Prudential Funding Corp.
  5.06%, 11/10/98                               $20,000       19,974,700
  5.08%, 11/12/98                                25,000       24,961,195
  5.13%, 11/13/98                                 6,100        6,089,569
Total Commercial Paper
  (amortized cost $127,474,793)                              127,474,793

TOTAL INVESTMENTS-98.9%
  (cost $1,780,804,454)                                   $1,957,680,385
Other assets less liabilities-1.1%                            21,288,022

NET ASSETS-100%                                           $1,978,968,407



(a)  Illiquid security, valued at fair market value (see Note A).

(b)  Non-income producing security.

(c)  Country of origin--Canada.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, this security amounted to $20,424,000 or 1.0% of net assets.

     Glossary:
     pfd. - Preferred Stock

     See notes to financial statements.


9


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,780,804,454)    $ 1,957,680,385
  Cash                                                                 165,926
  Receivable for investment securities sold                         23,129,080
  Receivable for capital stock sold                                  7,743,175
  Dividends and interest receivable                                  2,848,934
  Total assets                                                   1,991,567,500

LIABILITIES
  Payable for investment securities purchased                        6,368,868
  Payable for capital stock redeemed                                 3,683,336
  Distribution fee payable                                             923,475
  Advisory fee payable                                                 724,349
  Accrued expenses and other liabilities                               899,065
  Total liabilities                                                 12,599,093

NET ASSETS                                                      $1,978,968,407
COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $5,779,688
  Additional paid-in capital                                     1,592,730,697
  Accumulated net investment income                                    392,954
  Accumulated net realized gains on investment transactions        203,204,585
  Net unrealized appreciation of investments and other assets      176,860,483
                                                               $ 1,978,968,407

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($988,965,430 / 287,422,002 shares of capital stock
    issued and outstanding)                                              $3.44
  Sales charge--4.25% of public offering price                             .15
  Maximum offering price                                                 $3.59

  CLASS B SHARES
  Net asset value and offering price per share
    ($787,729,967 / 231,280,733 shares of capital stock
    issued and outstanding)                                              $3.41

  CLASS C SHARES
  Net asset value and offering price per share
    ($179,486,655 / 52,649,950 shares of capital stock
    issued and outstanding)                                              $3.41

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($22,786,355 / 6,616,123 shares of capital stock
    issued and outstanding)                                              $3.44


See notes to financial statements.


10


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998                     ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $40,011)                          $ 27,999,542
  Interest                                           3,758,980   $  31,758,522

EXPENSES
  Advisory fee                                       8,033,332
  Distribution fee - Class A                         2,047,708
  Distribution fee - Class B                         6,297,608
  Distribution fee - Class C                         1,443,727
  Transfer agency                                    2,661,058
  Registration                                         354,385
  Printing                                             342,092
  Custodian                                            251,237
  Administrative                                       124,000
  Audit and legal                                      114,974
  Taxes                                                112,275
  Directors' fees                                       29,000
  Miscellaneous                                         47,547
  Total expenses                                    21,858,943
  Less: expense offset arrangement (see Note B)       (190,428)
  Net expenses                                                      21,668,515
  Net investment income                                             10,090,007

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                     208,599,998
  Net change in unrealized appreciation of
    investments and other assets                                   (20,404,838)
  Net gain on investments                                          188,195,160

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 198,285,167


See notes to financial statements.


11


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                               YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997
                                              ------------         ------------
INCREASE (DECREASE)IN NET ASSETS
FROM OPERATIONS
  Net investment income                    $   10,090,007       $   11,804,363
  Net realized gain on
    investment transactions                   208,599,998          187,140,969
  Net change in unrealized appreciation
    of investments and other assets           (20,404,838)          91,558,026
  Net increase in net assets
    from operations                           198,285,167          290,503,358

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                   (11,056,910)         (10,304,349)
    Class B                                    (3,430,012)          (3,192,222)
    Class C                                      (790,836)            (778,427)
    Advisor Class                                 (59,998)             (26,635)
  Net realized gain on investments
    Class A                                  (104,156,500)         (69,814,848)
    Class B                                   (62,542,206)         (30,538,252)
    Class C                                   (14,674,879)          (7,901,806)
    Advisor Class                                (419,910)             (45,499)

CAPITAL STOCK TRANSACTIONS
  Net increase                                624,116,466          335,939,551
  Total increase                              625,270,382          503,840,871

NET ASSETS
  Beginning of year                         1,353,698,025          849,857,154
  End of year                              $1,978,968,407       $1,353,698,025


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to a distribution reclass, resulted in a net increase in accumulated net investment income and additional paid in capital and a corresponding decrease in accumulated realized gains on investment transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $124,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,804,891 for the year ended October 31, 1998.

In addition, for the year ended October 31, 1998, the Fund's expenses were reduced by $190,428 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations excluse these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $220,637 from the sale of Class A shares and $35,339, $790,434 and $48,382 contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1998.

Brokerage commissions paid on investment transactions for the year ended October 31, 1998 amounted to $3,594,269, of which $3,115 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $21,617,958 and $1,965,039 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,721,995,805 and $1,390,597,540, respectively, for the year ended October 31, 1998. There were purchases of $35,103,398 and sales of $35,901,935 of U.S. government and government agency obligations for the year ended October 31, 1998.

At October 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized


14


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

appreciation of investments was $262,985,752 and gross unrealized depreciation of investments was $86,109,821 resulting in net unrealized appreciation of $176,875,931. During the year ended October 31, 1998, the Fund utilized $1,445,718 of capital loss carryforward.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the year ended October 31, 1998, the Fund did not engage in any option transactions.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           98,222,812    43,288,597   $ 334,903,712   $ 142,221,081
Shares issued in
  reinvestment of
  dividends and
  distributions       29,831,349    20,847,869      93,523,259      60,706,640
Shares converted
  from Class B         8,647,040     6,451,809      29,353,090      21,180,500
Shares redeemed      (75,720,075)  (28,296,289)   (257,505,502)    (90,979,316)
Net increase          60,981,126    42,291,986   $ 200,274,559   $ 133,128,905


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                        1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold          121,143,305    66,784,549   $ 410,581,531   $ 213,984,586
Shares issued in
  reinvestment of
  dividends and
  distributions       19,847,882     9,723,395      61,492,874      28,200,000
Shares converted
  to Class A          (8,725,071)   (6,490,215)    (29,353,090)    (21,180,500)
Shares redeemed      (33,250,320)  (16,514,449)   (109,755,296)    (53,237,363)
Net increase          99,015,796    53,503,280   $ 332,966,019   $ 167,766,723

CLASS C
Shares sold           33,804,199    14,640,703   $ 114,565,500   $  46,769,033
Shares issued in
  reinvestment of
  dividends and
  distributions        4,670,589     2,362,593      14,469,664       6,851,659
Shares redeemed      (16,673,562)   (6,677,129)    (55,675,053)    (21,392,727)
Net increase          21,801,226    10,326,167   $  73,360,111   $  32,227,965

ADVISOR CLASS
Shares sold            7,117,703     2,631,151   $  22,635,129      $9,238,958
Shares issued in
  reinvestment of
  dividends and
  distributions          143,377        22,536         450,418          67,922
Shares redeemed       (1,567,478)   (1,760,224)     (5,569,770)     (6,490,922)
Net increase           5,693,602       893,463   $  17,515,777   $   2,815,958


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1998.


16


FINANCIAL HIGHLIGHTS                            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.48        $3.00        $2.71        $2.35        $2.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .03(a)       .04(a)       .05          .02          .06
Net realized and unrealized gain (loss)
  of investment transactions                     .43          .87          .50          .52         (.08)
Net increase (decrease) in net asset
  value from operations                          .46          .91          .55          .54         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.04)        (.05)        (.05)        (.06)        (.06)
Distributions from net realized gains           (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.50)        (.43)        (.26)        (.18)        (.24)
Net asset value, end of year                   $3.44        $3.48        $3.00        $2.71        $2.35

TOTAL RETURN
Total investment return based on net
  asset value (b)                              14.70%       33.28%       21.51%       24.21%        (.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $988,965     $787,566     $553,151     $458,158     $414,386
Ratio of expenses to average net assets          .93%(c)      .92%(c)      .97%        1.05%        1.03%
Ratio of net investment income to average
  net assets                                     .96%        1.39%        1.73%        1.88%        2.36%
Portfolio turnover rate                           89%          88%          88%         142%          68%


See footnote summary on page 20.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.45        $2.99        $2.69        $2.34        $2.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .01(a)       .02(a)       .03          .01          .04
Net realized and unrealized gain (loss)
  of investment transactions                     .43          .85          .51          .49         (.08)
Net increase (decrease) in net asset
  value from operations                          .44          .87          .54          .50         (.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.03)        (.03)        (.03)        (.04)
Distributions from net realized gains           (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.48)        (.41)        (.24)        (.15)        (.22)
Net asset value, end of year                   $3.41        $3.45        $2.99        $2.69        $2.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                              14.07%       31.83%       21.20%       22.84%       (1.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $787,730     $456,399     $235,263     $136,758     $102,546
Ratio of expenses to average net assets         1.72%(c)     1.72%(c)     1.78%        1.86%        1.85%
Ratio of net investment income to average
  net assets                                     .17%         .56%         .91%        1.05%        1.56%
Portfolio turnover rate                           89%          88%          88%         142%          68%


See footnote summary on page 20.


18


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.45        $2.99        $2.70        $2.34        $2.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .01(a)       .02(a)       .03          .01          .04
Net realized and unrealized gain (loss)
  on investment transactions                     .43          .85          .50          .50         (.08)
Net increase (decrease) in net
  asset value from operations                    .44          .87          .53          .51         (.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.03)        (.03)        (.03)        (.04)
Distributions from net realized gains           (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.48)        (.41)        (.24)        (.15)        (.22)
Net asset value, end of period                 $3.41        $3.45        $2.99        $2.70        $2.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                              14.07%       31.83%       20.72%       23.30%       (1.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $179,487     $106,526      $61,356      $35,835      $19,395
Ratio of expenses to average net assets         1.72%(c)     1.71%(c)     1.76%        1.84%        1.84%
Ratio of net investment income to average
  net assets                                     .18%         .58%         .93%        1.04%        1.61%
Portfolio turnover rate                           89%          88%          88%         142%          68%


See footnote summary on page 20.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      ADVISOR CLASS
                                          ------------------------------------
                                                                   OCTOBER 2,
                                          YEAR ENDED OCTOBER 31,   1996(D) TO
                                         -----------------------   OCTOBER 31,
                                             1998         1997        1996
                                         ----------  -----------   ----------
Net asset value, beginning of period         $3.48        $3.00        $2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .04(a)       .05(a)        -0-
Net realized and unrealized gain
  on investment transactions                   .43          .87          .03
Net increase in net asset value from
operations                                     .47          .92          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.05)        (.06)          -0-
Distributions from net realized gains         (.46)        (.38)          -0-
Total dividends and distributions             (.51)        (.44)          -0-
Net asset value, end of period               $3.44        $3.48        $3.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                            14.96%       33.61%        1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $22,786       $3,207          $87
Ratio of expenses to average net assets       .76%(c)      .71%(c)      .37%(e)
Ratio of net investment income to average
  net assets                                 1.14%        1.42%        3.40%(e)
Portfolio turnover rate                        89%          88%          88%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1998 and October 31, 1997, the ratio of expenses to average net assets was .92%, 1.71%, 1.71% and .75% and
 .91%, 1.71%, 1.70% and .70% for Class A, B, C and Advisor Class shares, respectively.

(d)  Commencement of distribution.

(e)  Annualized.


20


REPORT OF INDEPENDENT ACCOUNTANTS               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE GROWTH AND INCOME FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth and Income Fund, Inc. (the "Fund") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 15, 1998


TAX INFORMATION (UNAUDITED)

In order to meet certain requirements of the Internal Revenue Code we are advising you that $72,555,170 and $44,313,889 of the capital gain distributions paid by the fund during the fiscal year October 31, 1998 are subject to the maximum tax rates of 28% and 20% respectively. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 1999.


21


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL C. RISSMAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


23


ALLIANCE GROWTH AND INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GTHAR